Payable To Investors Of Consolidated Structured Entities - Summary of Payable To Investors of Consolidated Structured Entities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable to investors of consolidated trust plans	¥ 110,309,109	¥ 42,896,764
Payable to investors of asset based securitization plans	43,662	1,331,829
Payable to investors of consolidated wealth management plans	14,947	3,014,457
Total	¥ 110,367,718	¥ 47,243,050